Segment information	12 Months Ended
Dec. 31, 2025
Segment information [abstract]
Segment information
20.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operated in two segments: Biopharmaceutical and Strategic Investments.

The Company’s Biopharmaceutical segment is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for application in hospitals and other medical practices.

The Company’s Strategic Investments segment was focused on generating returns and cash flow through the issuance of loans secured by residential property, with FSD Strategic Investments having a first or second collateral mortgage on the secured property.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of December 31, 2025, and 2024 on a segmented basis:

	As at December 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,478,353	—	6,478,353
Non-current assets	4,682,556	—	4,682,556
Current liabilities	6,058,294	—	6,058,294

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the years ended December 31, 2025, and 2024 on a segmented basis:

	For the year ended December 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	1,219	(237,303)	(236,084)
Total operating expenses	15,301,638	736	15,302,374
Net (loss) income	(27,193,407)	236,567	(26,956,840)

	For the year ended December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,695)	(558,196)	(572,891)
Total operating expenses	16,135,899	361	16,136,260
Net (loss) income	(15,473,364)	557,835	(14,915,529)